Consolidated Balance sheet [Parenthetical]	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	2,888,902	2,888,902
Common stock, shares outstanding	2,839,137	2,835,403
Treasury stock, shares	49,765	53,499